Income Taxes (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Income tax rate	25.00%
Preferential tax rate description	Preferential EIT rates at 15% is available for qualified enterprises located in the western China regions in an industry sector encouraged by the PRC government. Fanhua Lianxing Insurance Sales Co., Ltd., the Group’s wholly-owned subsidiary, which is the holding entity of the Group’s life insurance operations, was entitled to a preferential tax rate of 15% for the years ended December 31, 2019, 2020 and 2021, respectively. Tibet Zhuli Investment Co. Ltd. (“Tibet Zhuli”), the Group’s wholly-owned subsidiary, was entitled to a preferential tax rate of 15% for the years ended December 31, 2019 and 2020. Tibet Zhuli no longer enjoys such a preferential rate from 2021.
Income tax reduction	50.00%
Provision for income taxes, Percentage	25.00%	25.00%	25.00%
Dividend distribution withholding tax rate	5.00%
Valuation allowance	¥ 38,126	¥ 35,127
Operating loss carry-forwards	213,184	162,491
Tax loss carried forward expired and cancelled	8,314	5,321	¥ 6,060
PRC income taxes payable without tax exemption amount	¥ 13,523	18,114	36,527
Dividend paid, Description	If the entities were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%, whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%. The Group’s subsidiary, CNinsure Holdings Limited qualified as Hong Kong resident and was entitled to enjoy a 5% reduced tax rate under Bulletin [2018] No. 9 for the years ended December 31, 2019, 2020 and 2021, respectively.
Undistributed earnings of Group's subsidiaries and VIEs	¥ 1,283,166	1,146,274
Undistributed earnings of deferred tax liability	64,158	57,314
Deferred income tax	¥ 10,349	¥ 18,483	¥ 49,267
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profits tax rate	16.50%
Income taxes, Description	Under the two-tiered profits tax rates regime, the provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 8.25% for the years ended December 31, 2019, 2020 and 2021.
Prc [Member]
Income Taxes (Details) [Line Items]
Income taxes, Description	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. During the current year, the Group accrued a liability amounting to RMB5,994 in relation to certain transfer pricing arrangements.
Provision for income taxes, Percentage	25.00%
Description of dividend payable	The Group’s subsidiaries that are the PRC tax resident are required to withhold the PRC withholding tax of 10% on dividend payment to their non-PRC resident immediate holding company, unless such dividend payment is qualified for the 5% reduced tax rate under the Arrangement between Mainland China and Hong Kong for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (the “PRC-HK DTA”).
Dividend distribution withholding tax rate	5.00%	5.00%	5.00%
Basic net profit per share (in Yuan Renminbi per share)	¥ 0.01	¥ 0.02	¥ 0.03
Diluted net profit per share (in Yuan Renminbi per share)	¥ 0.01	¥ 0.02	¥ 0.03
Prc [Member] | Shenzhen Huazhong [Member]
Income Taxes (Details) [Line Items]
Provision for income taxes, Percentage	12.50%	12.50%	12.50%